Other Disclosures - Contingent liabilities (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Contingent liabilities
Cost of the Aditech Pharma AG agreement (as percent of Non-refundable fee)	2.00%	2.00%
Grant received for product development	$ 4.3	€ 3.8
Aditech
Contingent liabilities
Cost of the Aditech Pharma AG agreement	$ 25.0